April 1, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

(the “Funds”)

Supplement to the Funds’ Summary Prospectuses and Statutory Prospectus

dated September 30, 2015, as supplemented

Effective immediately, the information contained in the section of each Fund’s Summary Prospectus and Statutory Prospectus entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

Wilcox Chan, Vice President & Director of TDAM and Adnann Syed, Vice President & Director of TDAM, are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of the portfolio manager team. Mr. Syed, previously a member of the portfolio manager team, has been a portfolio manager of the Fund since August 2015 and Mr. Chan has been a portfolio manager of the Fund since March 2016.

Effective immediately, the information contained in the first two paragraphs of the section of the Prospectus entitled “Fund Details—Management—Portfolio Managers” is hereby deleted and replaced with the following:

Wilcox Chan and Adnann Syed (the “Portfolio Managers”) are primarily responsible for the day-to-day management of each Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Wilcox Chan, CFA, CAIA, is a Vice President and Director of TDAM. Mr. Chan joined TDAM in November 2003. Mr. Chan leads the Quantitative & Passive Equity team, including enhanced Canadian and U.S. equity funds and low volatility funds. Previously he was responsible for quantifying the risk associated with TDAM’s products and investment processes, with a primary focus on enhanced equity and alternative investment strategies. Prior to joining TDAM, he was a Senior Manager in the Middle Office for a major Canadian bank for five years, where he performed a variety of risk management duties and analysis for the Foreign Exchange, Precious Metals, Interest Rate, and Equity Derivatives business lines. Prior to pursuing a career in the financial sector, he had spent seven years in the simulation software area for the nuclear power generation industry. Mr. Chan holds a Master of Engineering degree from the University of London, UK. He also attended York University, Toronto where he graduated from the Masters of Business Administration program with a major in Finance. Mr. Chan is a CFA charterholder and a certified Financial Risk Manager (FRM). He also holds the Chartered Alternative Investment Analyst (CAIA) designation.

Please retain this supplement for future reference.

April 1, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

(the “Funds”)

Supplement to the Funds’ Statement of Additional Information

dated September 30, 2015, as supplemented

Effective immediately, the information contained in the second, third and fourth paragraphs of the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers” is hereby deleted and replaced with the following:

TDAM supervises and manages the investment portfolio of each Fund and directs the purchase and sale of the Fund’s investment securities. TDAM utilizes teams of investment professionals acting together to manage the assets of each Fund. The TDAM Portfolio Managers who have direct oversight responsibility and are primarily responsible for the day-to-day management of the Funds are: Wilcox Chan and Adnann Syed.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team with more limited responsibilities.

Wilcox Chan, CFA, CAIA, is a Vice President and Director of TDAM. Mr. Chan joined TDAM in November 2003. Mr. Chan leads the Quantitative & Passive Equity team, including enhanced Canadian and U.S. equity funds and low volatility funds. Previously he was responsible for quantifying the risk associated with TDAM’s products and investment processes, with a primary focus on enhanced equity and alternative investment strategies. Prior to joining TDAM, he was a Senior Manager in the Middle Office for a major Canadian bank for five years, where he performed a variety of risk management duties and analysis for the Foreign Exchange, Precious Metals, Interest Rate, and Equity Derivatives business lines. Prior to pursuing a career in the financial sector, he had spent seven years in the simulation software area for the nuclear power generation industry. Mr. Chan holds a Master of Engineering degree from the University of London, UK. He also attended York University, Toronto where he graduated from the Masters of Business Administration program with a major in Finance. Mr. Chan is a CFA charterholder and a certified Financial Risk Manager (FRM). He also holds the Chartered Alternative Investment Analyst (CAIA) designation.

Effective immediately, the following information replaces the information contained in the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers – Certain Portfolio Manager Information:”

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of August 31, 2015, except as otherwise noted, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts supervised by Mr. Chan:*

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	26	37	20
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$17,329.66	$18,415.12	$1,595.00
Assets Supervised with Performance-Based Fees	$0.00	$0.00	$0.00

The following table provides information relating to other accounts managed by Mr. Syed:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	0	9	36
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$0	$2,235.47	$17,057.37
Assets Managed with Performance-Based Fees	$0	$0	$0

*    Information for this portfolio manager is as of February 29, 2016.

Effective immediately, the following information replaces the information contained in the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers – Portfolio Manager Ownership of Fund Shares:”

The following table lists the dollar range (None, $1,-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $501,000-$1,000,000, over $1 million) of Fund shares beneficially owned by the primary portfolio manager(s) as of August 31, 2015. As of March 31, 2016, Mr. Chan did not beneficially own any Fund shares.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Adnann Syed	DBUK	$1 - $10,000

Please retain this supplement for future reference.